Average Annual Total Returns{- International Equity Series} - Templeton Institutional Funds-31 - International Equity Series	Primary Shares Return Before Taxes Past 1 year	Primary Shares Return Before Taxes Past 5 years	Primary Shares Return Before Taxes Past 10 years	Primary Shares After Taxes on Distributions Past 1 year	Primary Shares After Taxes on Distributions Past 5 years	Primary Shares After Taxes on Distributions Past 10 years	Primary Shares After Taxes on Distributions and Sales Past 1 year	Primary Shares After Taxes on Distributions and Sales Past 5 years	Primary Shares After Taxes on Distributions and Sales Past 10 years	Service Shares Return Before Taxes Past 1 year	Service Shares Return Before Taxes Past 5 years	Service Shares Return Before Taxes Past 10 years	MSCI All Country World ex-US Index-NR (index reflects no deduction for fees, expenses or taxes but are net dividend tax withholding) Past 1 year		MSCI All Country World ex-US Index-NR (index reflects no deduction for fees, expenses or taxes but are net dividend tax withholding) Past 5 years		MSCI All Country World ex-US Index-NR (index reflects no deduction for fees, expenses or taxes but are net dividend tax withholding) Past 10 years		MSCI All Country World ex-US Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	MSCI All Country World ex-US Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	MSCI All Country World ex-US Index (index reflects no deduction for fees, expenses or taxes) Past 10 years	MSCI EAFE Index-NR (index reflects no deduction for fees, expenses or taxes but are net dividend tax withholding) Past 1 year	MSCI EAFE Index-NR (index reflects no deduction for fees, expenses or taxes but are net dividend tax withholding) Past 5 years	MSCI EAFE Index-NR (index reflects no deduction for fees, expenses or taxes but are net dividend tax withholding) Past 10 years
Total	5.30%	4.48%	3.61%	3.22%	2.47%	2.32%	3.88%	3.39%	2.87%	5.16%	4.32%	3.45%	10.65%	[1]	8.92%	[1]	4.92%	[1]	11.13%	9.44%	5.40%	7.82%	7.45%	5.51%

[1]

2. The MSCI All Country World ex-US Index-NR (net of dividend tax withholding) is replacing the MSCI All Country World ex-US Index (gross of taxes on dividends) as the primary benchmark because the investment manager believes that the actual withholding rates for the Fund are closer to the assumptions of the MSCI All Country World ex-US Index-NR (net of dividend tax withholding).